ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

March 13, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
RYZZ Managed Futures Strategy Plus ETF (S000065059)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its new series, RYZZ Managed Futures Strategy Plus ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated March 13, 2019, and filed electronically as Post-Effective Amendment No. 470 to the Trust’s Registration Statement on Form N‑1A on March 12, 2019.
If you have any questions or require further information, please contact me at (414) 765-6620 or alia.vasquez@usbank.com.
Sincerely,

/s/ Alia M. Vasquez
Alia M. Vasquez
Vice President
U.S. Bancorp Fund Services, LLC,
as administrator to the Trust